Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	wflrgcomvalfund-20170809_SupplementTextBlock
SUPPLEMENT TO THE CLASS R6 PROSPECTUS OF
WELLS FARGO LARGE CAP STOCK FUNDS
Wells Fargo Large Company Value Fund
(the "Fund")
Effective immediately, the Average Annual Total Returns table in the section entitled "Performance" is replaced with the following:

Average Annual Total Returns for the periods ended 12/31/2016[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class R6	4/7/2017	12.43%	12.62%	5.27%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)		17.34%	14.80%	5.72%

1.
Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and is not adjusted to reflect Class R6 expenses. If these expenses had been included, returns for Class R6 would be higher. The Institutional Class annual returns are substantially similar to what the Class R6 annual returns would be because the Institutional Class and Class R6 shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses.

(Wells Fargo Funds Trust - Supplement) | (Wells Fargo Large Company Value Fund)
Prospectus:	rr_ProspectusTable
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2016	[1]
(Wells Fargo Funds Trust - Supplement) | (Wells Fargo Large Company Value Fund) | Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	17.34%
5 Years	rr_AverageAnnualReturnYear05	14.80%
10 Years	rr_AverageAnnualReturnYear10	5.72%
(Wells Fargo Funds Trust - Supplement) | (Wells Fargo Large Company Value Fund) | Class R6
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.43%
5 Years	rr_AverageAnnualReturnYear05	12.62%
10 Years	rr_AverageAnnualReturnYear10	5.27%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Apr. 07, 2017

[1]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and is not adjusted to reflect Class R6 expenses. If these expenses had been included, returns for Class R6 would be higher. The Institutional Class annual returns are substantially similar to what the Class R6 annual returns would be because the Institutional Class and Class R6 shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses.